Investment securities (Tables)	9 Months Ended
Jul. 31, 2022
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	July 31 2022	April 30 2022	October 31 2021
Debt investment securities measured at FVOCI	$81,120	$78,343	$52,611
Debt investment securities measured at amortized cost	21,548	16,699	18,157
Equity investment securities designated at FVOCI	3,832	3,797	3,178
Equity investment securities measured at FVTPL	1,656	1,576	1,223
Debt investment securities measured at FVTPL	66	72	30
Total investment securities	$108,222	$100,487	$75,199

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities

As at July 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$10,877	$5	$202	$10,680
Canadian provincial and municipal debt	4,999	4	258	4,745
U.S. treasury and other U.S. agency debt	37,494	22	892	36,624
Other foreign government debt	28,414	102	956	27,560
Other debt	1,540	1	30	1,511
Total	$83,324	$134	$2,338	$81,120

As at April 30, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$9,913	$3	$205	$9,711
Canadian provincial and municipal debt	5,494	2	295	5,201
U.S. treasury and other U.S. agency debt	36,576	17	1,059	35,534
Other foreign government debt	27,329	31	911	26,449
Other debt	1,477	1	30	1,448
Total	$80,789	$54	$2,500	$78,343

As at October 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$5,694	$135	$25	$5,804
Canadian provincial and municipal debt	5,202	12	59	5,155
U.S. treasury and other U.S. agency debt	13,528	188	79	13,637
Other foreign government debt	27,126	60	515	26,671
Other debt	1,339	9	4	1,344
Total	$52,889	$404	$682	$52,611

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost

	As at
	July 31, 2022		April 30, 2022		October 31, 2021
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value	Fair value	Carrying value
Canadian federal and provincial government issued or guaranteed debt	$9,333	$9,572	$10,437	$10,713	$12,310	$12,372
U.S. treasury and other U.S. agency debt	10,545	10,748	4,536	4,863	4,712	4,687
Other foreign government debt	1,149	1,148	1,013	1,013	970	960
Corporate debt	90	80	121	110	141	138
Total	$21,117	$21,548	$16,107	$16,699	$18,133	$18,157
(1)	Balances are net of allowances, which are $1.

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income

As at July 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$–	$–	$–	$–
Common shares	3,450	541	159	3,832
Total	$3,450	$541	$159	$3,832

As at April 30, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$–	$–	$–	$–
Common shares	3,209	676	88	3,797
Total	$3,209	$676	$88	$3,797

As at October 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$27	$4	$3	$28
Common shares	2,710	528	88	3,150
Total	$2,737	$532	$91	$3,178